Annual Fund Operating Expenses - Dynamic Alpha Macro Fund	Oct. 24, 2025
Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.41%	[1]
Acquired Fund Fees and Expenses	0.05%	[2]
Expenses (as a percentage of Assets)	2.21%
Net Expenses (as a percentage of Assets)	2.21%
Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%	[1]
Acquired Fund Fees and Expenses	0.05%	[2]
Expenses (as a percentage of Assets)	1.81%
Net Expenses (as a percentage of Assets)	1.81%

[1]	May include up to 0.15% in shareholder service expenses that may include sub-transfer agent and sub-custodian fees.
[2]	Acquired Fund Fees and Expenses are indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.